INCOME TAX (Tables)	12 Months Ended
Jul. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2025	2024
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(27,000)	(90,000)
State	(32,000)	(47,000)
Income tax provision (benefit)	$(59,000)	$(137,000)

Schedule of federal statutory tax rate to pre-tax income
	2025	2024
Loss before income taxes	$(195,240)	$(543,568)
Other-net	1,250	(15,521)
Adjusted pre-tax loss	$(193,990)	$(559,089)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(40,738)	$(117,409)
State deferred income taxes (benefit)	(32,000)	(47,000)
Other-net	13,738	27,409
Income tax provision (benefit)	$(59,000)	$(137,000)

Schedule of deferred tax assets and liabilities
	2025		2024
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$307,589	$—	$180,818	$—
Operating lease liabilities	6,652,796	—	7,005,732	—
Federal net operating loss carryforward	2,349,275	—	2,136,250	—
State net operating loss carryforward	1,090,007	—	954,564	—
Unbilled receivables	—	992,766	—	839,286
Property and equipment	—	6,057,908	—	5,569,384
Unrealized loss on marketable securities	—	—	—	—
Operating lease right-of-use assets	—	7,408,326	—	7,990,330
Other	25,333	—	28,636	—
	$10,425,000	$14,459,000	$10,306,000	$14,399,000
Net deferred tax liability		$4,034,000		$4,093,000

Schedule of components of the deferred tax provision (benefit)
	2025	2024
Book depreciation exceeding tax depreciation	$487,700	$504,386
Reserve for bad debts	5,673	61,355
Lease expense per book in excess of cash paid	(229,069)	(233,818)
Federal net operating loss carryforward	(213,025)	(206,360)
State net operating loss carryforward	(135,443)	(124,894)
Rental income received in advance	(126,771)	(29,954)
Unbilled receivables	153,480	109,911
Other	(1,545)	(217,626)
	$(59,000)	$(137,000)